FVM - Level 3 instruments: Valuation techniques and inputs (Detail) $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 345,010	$ 404,805
Financial liabilities measured at fair value	300,916	325,069
Debt issued designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	14,200	11,000
Other financial liabilities designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	800	700
Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	7,645	8,278
Financial liabilities measured at fair value	17,357	15,212
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	900	1,200
Financial liabilities measured at fair value	0	0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	900	1,200
Financial liabilities measured at fair value	$ 0	$ 0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.16	0.01
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.43	1.43
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.98	1
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0434	0.0268
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0434	0.0268
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 2,800	$ 2,400
Financial liabilities measured at fair value	$ 0	$ 0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0	0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.01	1.01
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.99	0.99
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0175	0.0190
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0800	0.0800
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0436	0.0398
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0028	0.0040
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.1544	0.1858
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0241	0.0333
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 1,600	$ 1,500
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0115	0.0100
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0197	0.0188
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0153	0.0140
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 100	$ 100
Financial liabilities measured at fair value	0	0
Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	800	700
Financial liabilities measured at fair value	100	0
Level 3 | Debt issued designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	14,200	11,000
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	$ 800	$ 700
Level 3 | Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0024	0.0042
Level 3 | Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0175	0.0175
Level 3 | Derivative financial instruments: Interest rate contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 500	$ 500
Financial liabilities measured at fair value	$ 300	$ 500
Level 3 | Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0065	0.0029
Level 3 | Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0081	0.0069
Level 3 | Derivative financial instruments: Credit derivative contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 200	$ 300
Financial liabilities measured at fair value	$ 300	$ 500
Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.02	0
Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.36	1
Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0001	0.0001
Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0583	0.0489
Level 3 | Derivative financial instruments: Equity / index contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 400	$ 900
Financial liabilities measured at fair value	$ 1,500	$ 2,300
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0	0
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.11	0.13
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.04	0.04
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.98	1
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	(0.29)	(0.34)
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.76	0.65
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	(0.25)	(0.16)
Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1	1
UBS AG
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 344,787	$ 404,576
Financial liabilities measured at fair value	300,916	325,080
UBS AG | Debt issued designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value		11,000
UBS AG | Other financial liabilities designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value		700
UBS AG | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	7,645	8,278
Financial liabilities measured at fair value	17,357	15,212
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	900	1,200
Financial liabilities measured at fair value	$ 0	$ 0
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.16	0.01
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.43	1.43
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.98	1
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0434	0.0268
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0434	0.0268
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 2,800	$ 2,400
Financial liabilities measured at fair value	$ 0	$ 0
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0	0
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.01	1.01
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.99	0.99
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0175	0.0190
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0800	0.0800
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0436	0.0398
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0028	0.0040
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.1544	0.1858
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0241	0.0333
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 1,600	$ 1,500
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0115	0.0100
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0197	0.0188
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0153	0.0140
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 100	$ 100
Financial liabilities measured at fair value	0	0
UBS AG | Level 3 | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	800	700
Financial liabilities measured at fair value	100	0
UBS AG | Level 3 | Debt issued designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	11,900	9,600
UBS AG | Level 3 | Other financial liabilities designated at fair value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial liabilities measured at fair value	$ 3,200	$ 2,100
UBS AG | Level 3 | Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0024	0.0042
UBS AG | Level 3 | Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0175	0.0175
UBS AG | Level 3 | Derivative financial instruments: Interest rate contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 500	$ 500
Financial liabilities measured at fair value	$ 300	$ 500
UBS AG | Level 3 | Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0065	0.0029
UBS AG | Level 3 | Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0081	0.0069
UBS AG | Level 3 | Derivative financial instruments: Credit derivative contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 200	$ 300
Financial liabilities measured at fair value	$ 300	$ 500
UBS AG | Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.02	0
UBS AG | Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1.36	1
UBS AG | Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0001	0.0001
UBS AG | Level 3 | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.0583	0.0489
UBS AG | Level 3 | Derivative financial instruments: Equity / index contracts
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Financial assets measured at fair value	$ 400	$ 900
Financial liabilities measured at fair value	$ 1,500	$ 2,300
UBS AG | Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0	0
UBS AG | Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.11	0.13
UBS AG | Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.04	0.04
UBS AG | Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.98	1
UBS AG | Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	(0.29)	(0.34)
UBS AG | Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	0.76	0.65
UBS AG | Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | Low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	(0.25)	(0.16)
UBS AG | Level 3 | Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | High
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Table [Table]
Significant unobservable input(s)	1	1